Insurance Contracts, Reinsurance Contracts Held and Investment Contracts with Discretionary Participating Features - Summary of Investment Contracts with Discretionary Participating Features (Detail) - EUR (€)
€ in Millions
	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure In Tabular Form Of Investment Contracts With Discretionary Participating Features [Line Items]
Opening liabilities	€ 21,594	€ 21,055
Net opening balance, Investment contracts	21,594	21,055
Insurance revenue	(41)	(64)
Incurred claims and other insurance service expenses	21	36
Insurance service expenses	21	36
Insurance service result	(20)	(28)
Insurance finance (income) / expenses (P&L and OCI)	1,661	1,921
Cash flows	(1,182)	(2,030)
Other movements		172
Net exchange differences	480	503
Net closing balance, Investment contracts	22,533	21,594
Closing liabilities	22,533	21,594
Excluding loss component [member]
Disclosure In Tabular Form Of Investment Contracts With Discretionary Participating Features [Line Items]
Opening liabilities	21,594	21,055
Net opening balance, Investment contracts	21,594	21,055
Insurance revenue	(41)	(64)
Investment components	(1,411)	(2,417)
Insurance service result	(1,452)	(2,481)
Insurance finance (income) / expenses (P&L and OCI)	1,661	1,921
Cash flows	250	423
Other movements		172
Net exchange differences	480	503
Net closing balance, Investment contracts	22,533	21,594
Closing liabilities	22,533	21,594
Incurred claims [member]
Disclosure In Tabular Form Of Investment Contracts With Discretionary Participating Features [Line Items]
Incurred claims and other insurance service expenses	21	36
Insurance service expenses	21	36
Investment components	1,411	2,418
Insurance service result	1,432	2,453
Cash flows	€ (1,432)	€ (2,453)